FAIR VALUE MEASUREMENTS (Assumptions Used in the Valuation of Assets and Liabilities Measured Using Unobservable Inputs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assumptions used in the valuation of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation):
Fair value of ADS, per share	$ 4.9
Convertible Senior Notes [Member] | Capped Call Options [Member]
Assumptions used in the valuation of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation):
Fair value of ADS, per share	$ 19.71	$ 29.30
Strike Price	$ 33.75	$ 33.75
Risk Free Interest Rate	0.44%	0.53%
Dividend Yield
Standard Volatility	64.31%	70.60%